Changes in Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Domestic
Defined Benefit Plan Disclosure [Line Items]
Prior service cost due to plan amendments	¥ (3)
Net actuarial (loss) gain incurred during the year	(6,857)	(5,621)	7,502
Amortization of prior service cost	(4,329)	(4,329)	(4,327)
Recognized actuarial loss	1,140	772	1,174
Net change for the year	(10,049)	(9,178)	4,349
Foreign
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (loss) gain incurred during the year	(3,498)	788	(2,035)
Amortization of prior service cost	8	9	9
Recognized actuarial loss	204	250	283
Net change for the year	¥ (3,286)	¥ 1,047	¥ (1,743)